Income Taxes - Reconciliation of Income Taxes Calculated at Statutory Rate (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Abstract]
Earnings (Loss) From Continuing Operations Before Income Tax			$ 1,075	$ (1,462)
Canadian Statutory Rate			26.50%	27.00%
Expected Income Tax Expense (Recovery) From Continuing Operations			$ 285	$ (395)
Effect on Taxes Resulting From:
Foreign Tax Rate Differential			(30)	(23)
Non-Taxable Capital (Gains) Losses			(52)	131
Non-Recognition of Capital (Gains) Losses			(52)	131
Reduction of Alberta Corporate Tax Rate			(658)
Recognition of U.S. Tax Basis			(387)	(1)
Other			75	19
Income Tax Expense (Recovery)	$ (866)	$ 20	$ (819)	$ (138)
Effective Tax Rate			(76.20%)	9.40%